Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 12, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On January 25, 2021, the Company issued a stock option for 2,500,000 shares to a related party under the Company’s employee stock option plan. The exercise price was $0.134 per share

On January 25, 2021, the Company signed an amendment to a strategic partnership agreement with Kings Group for and exclusive sales agreement for up to $40 million.

On March 2, 2021, the Company issued 1,479,728 share of Common Stock in exchange for $88,783.68, per the terms of a cash stock warrant exercise.

On March 3, 2021, the Company received forgiveness for a $90,1000.00 Paycheck Protection Program loan granted on April 17, 2020.